Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets, net
Subtotal	¥ 166,552	¥ 198,503		$ 24,147
Less: Accumulated amortization	(113,558)	(120,805)		(16,464)
Less: Impairment	22,322	22,322		3,236
Total	30,672	55,376		4,447
Impairment charges	0	0	¥ 31,876
Travel license
Intangible assets, net
Subtotal	30,456	31,056		4,415
Insurance agency license
Intangible assets, net
Subtotal	11,711	11,711		1,698
Software
Intangible assets, net
Subtotal	64,985	73,056		9,422
Technology
Intangible assets, net
Subtotal	4,300	4,300		623
Trade names
Intangible assets, net
Subtotal	38,264	41,634		5,548
Impairment charges			15,482
Supplier Relationship
Intangible assets, net
Subtotal	0	8,560		0
Customer relationship
Intangible assets, net
Subtotal	11,020	21,787		1,598
Impairment charges			¥ 6,840
Non-compete agreement
Intangible assets, net
Subtotal	¥ 5,816	¥ 6,399		$ 843